Note 4 - Commitments (Details) (USD $)	9 Months Ended	12 Months Ended
	Sep. 30, 2013 sqm sqft	Dec. 31, 2012 sqft
Commitments and Contingencies Disclosure [Abstract]
Area of Real Estate Property (in Square Meters)	8,400	8,400
Operating Lease, Term of Lease	62 months	62 months
Operating Leases, Future Minimum Payments, Remainder of Fiscal Year	$ 31,760
Operating Leases, Future Minimum Payments, Due in Two Years	128,920	128,920
Unrecorded Unconditional Purchase Obligation	$ 59,985	$ 510,000